Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0001788230
Registrant Name	IP STRATEGY HOLDINGS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES